Financial risk and capital management - Sensitivity analysis of market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 245	$ 46	$ 351
Commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Commodity | Crude oil and refined products net gains/(losses) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 474	$ 881
Commodity | Crude oil and refined products net gains/(losses) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(474)	(882)
Commodity | Natural gas, electricity and CO₂ net gains/(losses) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(174)	(122)
Commodity | Natural gas, electricity and CO₂ net gains/(losses) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 188	$ 210
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	10.00%	10.00%
Currency risk | Shareholders equity through Other comprehensive income | NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 970	$ 888
Currency risk | Shareholders equity through Other comprehensive income | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	348	309
Currency risk | Shareholders equity through Other comprehensive income | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	266	925
Currency risk | Shareholders equity through Profit and loss | NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(54)	84
Currency risk | Shareholders equity through Profit and loss | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(314)	(167)
Currency risk | Shareholders equity through Profit and loss | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(129)	(167)
Currency risk | Shareholders equity through Other comprehensive income | NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(970)	(888)
Currency risk | Shareholders equity through Other comprehensive income | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(348)	(309)
Currency risk | Shareholders equity through Other comprehensive income | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(266)	(925)
Currency risk | Shareholders equity through Profit and loss | NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	54	(84)
Currency risk | Shareholders equity through Profit and loss | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	314	167
Currency risk | Shareholders equity through Profit and loss | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 129	$ 167
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	1.00%	1.00%
Interest rate risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial assets	$ 308	$ 262
Interest rate risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial assets	$ (306)	$ (250)
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	25.00%	35.00%
Equity price risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial assets	$ (1,115)	$ (1,234)
Equity price risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial assets	$ 1,115	$ 1,234